                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                   METLIFE OF CT FUND U FOR VARIABLE ANNUITIES
                                UNIVERSAL ANNUITY
                           UNIVERSAL ANNUITY ADVANTAGE
                            UNIVERSAL SELECT ANNUITY
                         SUPPLEMENT DATED JUNE 21, 2007
                                       TO1
                        PROSPECTUSES DATED APRIL 30, 2007


The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.


The fees for the Legg Mason Partners Variable Appreciation Portfolio -- Class I, and Total Return Portfolio -- Administrative Class stated in the Fee Table Chapter, under the table entitled "Underlying Fund Fees and Expenses", are replaced with the following:

                                                         DISTRIBUTION                               CONTRACTUAL FEE     NET TOTAL
                                                         AND/OR                     TOTAL ANNUAL    WAIVER AND/OR       ANNUAL
                                            MANAGEMENT   SERVICE        OTHER       OPERATING       EXPENSE             OPERATING
UNDERLYING FUND:                            FEE          (12B-1) FEES   EXPENSES    EXPENSES        REIMBURSEMENT       EXPENSES
-----------------------------------------   ----------   ------------   ---------   ------------    ---------------    ----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      0.70%          --          0.02%        0.72%              --             0.72%(z)
Legg Mason Partners Variable Appreciation
           Portfolio -- Class I
PIMCO VARIABLE INSURANCE TRUST  -
ADMINISTRATIVE CLASS

   Total Return Portfolio                      0.25%          --          0.40%        0.65%              --             0.65%


(z) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.



If you would like another copy of the prospectus, write to us at 185 Asylum Street, 3 CP, Hartford, CT 06103-3415 or call us at (800) 842-9406 to request a free copy.


Book 1, 90 and 93                                                     June, 2007